UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended March 31, 2006

                 Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                         [ ] is a restatement.
                         [ ] adds new holdings entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:  Endeavour Capital Advisors, Inc. (1)

Address:  289 Greenwich Avenue, Greenwich, CT 06830

Form 13F File Number:  28-10420

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

(1) Laurence M. Austin and Mitchell J. Katz are the managing members of the Reporting Manager and other investment advisers which exercise investment discretion over various investment funds and accounts which are the holders of the shares listed herein.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

Name:  Glenn M. Hofsess

Title:  Chief Financial Officer

Phone:  203-618-0101

Signature, Place, and Date of Signing:

/s/Glenn M. Hofsess           Greenwich, CT          05/12/06
       (Name)                 (City, State)           (Date)

REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

                                 REPORT SUMMARY

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   56 Items

Form 13F Information Table Value Total:   $ 389,522 (thousands)

List of Other Included Managers:  Not Applicable.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                                                                                            VOTING
                                                                  TOTAL FMV    TOTAL              INVESTMENT   OTHER       AUTHORITY
NAME OF ISSUER                     TITLE OF CLASS  CUSIP          (X $1,000)   SHARES     SH/PRN  DISCRETION  MANAGERS       SOLE
--------------                     --------------  -----          ----------   ------     ------  ----------  --------       ----
ACCO BRANDS CORP                        COM        00081T108         1,541       69,400     SH       SOLE       NONE        69,400
AFFILIATED MANAGERS GROUP               COM        008252108         9,478       88,900     SH       SOLE       NONE        88,900
ALLIANCEBERNSTEIN HOLDING LP       UNIT LTD PARTN  01881G106        26,848      405,252     SH       SOLE       NONE       405,252
AMERICAN FINL GROUP INC OHIO            COM        025932104         5,201      125,000     SH       SOLE       NONE       125,000
AMERICAN INTL GROUP INC                 COM        026874107         2,644       40,000     SH       SOLE       NONE        40,000
ARCH CAP GROUP LTD                      ORD        G0450A105        13,628      236,025     SH       SOLE       NONE       236,025
ASSURANT INC                            COM        04621X108        13,810      280,400     SH       SOLE       NONE       280,400
BANK NEW YORK INC                       COM        064057102         9,370      260,000     SH       SOLE       NONE       260,000
BEAR STEARNS COS INC                    COM        073902108        11,581       83,494     SH       SOLE       NONE        83,494
CANADIAN NAT RES LTD                    COM        136385101         1,130       20,400     SH       SOLE       NONE        20,400
CAPITAL ONE FINL CORP                   COM        14040H105        16,507      205,000     SH       SOLE       NONE       205,000
CENTEX CORP                             COM        152312104         1,457       23,500     SH       SOLE       NONE        23,500
CHICAGO MERCANTILE HLDGS INC            CL A       167760107         4,028        9,000     SH       SOLE       NONE         9,000
CHUBB CORP                              COM        171232101        30,371      318,220     SH       SOLE       NONE       318,220
CIMAREX ENERGY CO                       COM        171798101         2,492       57,600     SH       SOLE       NONE        57,600
COMPANHIA VALE DO RIO DOCE         SPONSORED ADR   204412209         2,606       53,700     SH       SOLE       NONE        53,700
COMPTON PETE CORP                       COM        204940100         1,970      153,400     SH       SOLE       NONE       153,400
CONSECO INC                           COM NEW      208464883         8,573      345,400     SH       SOLE       NONE       345,400
EATON VANCE CORP                        VTG        278265103         4,392      160,400     SH       SOLE       NONE       160,400
ESCHELON TELECOM INC                    COM        296290109           650       41,300     SH       SOLE       NONE        41,300
FIFTH THIRD BANCORP                     COM        316773100        12,687      322,325     SH       SOLE       NONE       322,325
FIRST DATA CORP                         COM        319963104        13,341      284,950     SH       SOLE       NONE       284,950
FPIC INS GROUP INC                      COM        302563101         2,802       74,127     SH       SOLE       NONE        74,127
FRANKLIN RES INC                        COM        354613101         4,712       50,000     SH       SOLE       NONE        50,000
GFI GROUP INC                           COM        361652209         2,494       48,050     SH       SOLE       NONE        48,050
GRAFTECH INTL LTD                       COM        384313102           305       50,000     SH       SOLE       NONE        50,000
HUB INTERNATIONAL LIMITED               COM        44332P101         4,626      165,100     SH       SOLE       NONE       165,100
LEGG MASON INC                          COM        524901105         2,206       17,600     SH       SOLE       NONE        17,600
LIBERTY GLOBAL INC                   COM SER C     530555309         1,017       51,500     SH       SOLE       NONE        51,500
LIBERTY GLOBAL INC                   COM SER A     530555101         1,945       95,000     SH       SOLE       NONE        95,000
MDC HOLDINGS INC                        COM        552676108         1,183       18,400     SH       SOLE       NONE        18,400
MELLON FINL CORP                        COM        58551A108        10,502      295,000     SH       SOLE       NONE       295,000
MERRILL LYNCH & CO INC                  COM        590188108         6,537       83,000     SH       SOLE       NONE        83,000
MITTAL STEEL COMPANY NV            NY REG SH CL A  60684P101         4,840      128,220     SH       SOLE       NONE       128,220
NASDAQ STOCK MARKET INC                 COM        631103108         8,432      210,600     SH       SOLE       NONE       210,600
NATIONAL ATLANTIC HLDGS CORP            COM        63253Y107           416       41,012     SH       SOLE       NONE        41,012

NEW YORK CMNTY BANCORP INC              COM        649445103        11,891      678,692     SH       SOLE       NONE       678,692
NEWS CORP                               CL A       65248E104         2,862      172,300     SH       SOLE       NONE       172,300
OMI CORP NEW                            COM        Y6476W104         2,283      126,700     SH       SOLE       NONE       126,700
PETROLEUM GEO SVCS ASA NEW         SPONSORED ADR   716599105         1,529       32,894     SH       SOLE       NONE        32,894
PHELPS DODGE CORP                       COM        717265102         2,513       31,200     SH       SOLE       NONE        31,200
PHH CORP                              COM NEW      693320202           481       18,000     SH       SOLE       NONE        18,000
PLATINUM UNDERWRITER HLDGS L            COM        G7127P100        19,669      675,925     SH       SOLE       NONE       675,925
POSCO                              SPONSORED ADR   693483109         4,125       64,650     SH       SOLE       NONE        64,650
PROASSURANCE CORP                       COM        74267C106        21,456      412,620     SH       SOLE       NONE       412,620
RYLAND GROUP INC                        COM        783764103         1,124       16,200     SH       SOLE       NONE        16,200
SEACOR HOLDINGS INC                     COM        811904101         8,031      101,400     SH       SOLE       NONE       101,400
SIGNATURE BK NEW YORK NY                COM        82669G104        10,318      316,600     SH       SOLE       NONE       316,600
ST PAUL TRAVELERS INC                   COM        792860108        15,007      359,100     SH       SOLE       NONE       359,100
TEEKAY SHIPPING MARSHALL ISL            COM        Y8564W103         3,240       87,400     SH       SOLE       NONE        87,400
TERNIUM S A                           SPON ADR     880890108         2,441       86,100     SH       SOLE       NONE        86,100
TOLL BROTHERS INC                       COM        889478103         1,517       43,800     SH       SOLE       NONE        43,800
USB HLDG INC                            COM        902910108         3,540      154,310     SH       SOLE       NONE       154,310
UCBH HOLDINGS INC                       COM        90262T308        11,625      614,440     SH       SOLE       NONE       614,440
VALOR COMMUNICATIONS GROUP              COM        920255106         1,549      117,700     SH       SOLE       NONE       117,700
WASHINGTON MUT INC                      COM        939322103        18,002      422,380     SH       SOLE       NONE       422,380
                                                                   =======    =========                                  =========
                                                                   389,522    9,443,686                                  9,443,686

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